Note 20 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2019	2018

Bullion revenue receivable	2,987	2,695
VAT receivables	1,765	2,743
Deferred consideration on the disposal of subsidiary	1,991	-
Deposits for stores and equipment and other receivables	169	954
	6,912	6,392